Derivative financial instruments - Not Designated as Hedging Instrument - Net effect on the Condensed Consolidated Statements of Comprehensive Income (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Derivative financial instruments
Gain on derivative instruments, net	$ 1,668
Interest rate swap
Derivative financial instruments
Gain on derivative instruments, net	$ 1,668